MFS® INVESTMENT MANAGEMENT
500 BOYLSTON STREET, BOSTON, MASSACHUSETTS  02116-3741
(617) 954-5000

December 16, 2011

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust IV (the “Trust”) (File Nos. 2-54607 and 811-2594) on behalf of MFS® Global New Discovery Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 53 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  This Amendment was filed electronically on December 14, 2011.

Please call the undersigned at (617) 954-5182 or Amy Nightengale at (617) 954-5169 with any questions you may have.

Very truly yours,

SUSAN S. NEWTON
Susan S. Newton
Senior Vice President and
  Associate General Counsel

SSN/bjn